Fair Value, Option, Carrying Amount (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	$ 15,565	$ 13,879
Loans held for sale	1	1
Loans	5,788	5,995
Other assets, carried at fair value	2,512	1,386
Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Trading assets, loans	1,387	2,360
Trading assets, loans, unpaid principal	1,410	2,385
Trading assets, loans, aggregate difference	(23)	(25)
Nonaccrual loans	0	26
Nonaccrual loans, Unpaid principal	1	32
Nonaccrual loans, Aggregate difference	(1)	(6)
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	15,565	13,879
Mortgages held for sale, Unpaid principal	15,246	13,966
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	319	(87)
Nonaccrual loans	160	205
Nonaccrual loans, Unpaid principal	252	359
Nonaccrual loans, Aggregate difference	(92)	(154)
Loans 90 days or more past due and still accruing	27	39
Loans 90 days or more past due and still accruing, Unpaid principal	30	46
Loans 90 days or more past due and still accruing, Aggregate difference	(3)	(7)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held for sale	1	1
Loans held for sale, Unpaid principal	10	9
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	(9)	(8)
Nonaccrual loans	1	1
Nonaccrual loans, Unpaid principal	10	9
Nonaccrual loans, Aggregate difference	(9)	(8)
Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans	5,788	5,995
Loans, Unpaid principal	5,527	5,674
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	261	321
Nonaccrual loans	367	188
Nonaccrual loans, Unpaid principal	376	188
Nonaccrual loans, Aggregate difference	(9)	0
Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Other assets, carried at fair value	2,512	1,386
Long-term debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Long-term debt	0	0
Long-term debt, Unpaid principal	0	(199)
Long-term debt, Aggregate differences	$ 0	$ 199